Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000050458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class A
Trading Symbol	GADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$10,000	$9,450	$10,000	$10,000	$10,000
8/16	$10,634	$10,049	$10,697	$10,311	$10,737
8/17	$11,937	$11,280	$12,328	$10,314	$12,571
8/18	$13,004	$12,289	$13,704	$10,180	$14,054
8/19	$12,772	$12,070	$13,758	$10,944	$13,853
8/20	$13,632	$12,882	$15,757	$11,543	$15,992
8/21	$17,127	$16,185	$20,017	$11,463	$20,807
8/22	$15,481	$14,630	$17,303	$10,595	$17,428
8/23	$17,314	$16,362	$19,396	$10,577	$19,752
8/24	$20,497	$19,369	$23,483	$11,239	$24,219
8/25	$22,876	$21,618	$26,846	$11,714	$27,973

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	11.61%	10.90%	8.62%
Class A Including sale charges	5.50%	9.66%	8.01%
EDGE Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

AssetsNet	$ 471,883,137
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,533
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,066,900	$1,069,700	$1,031,085	$1,073,700
8/17	$1,201,970	$1,232,829	$1,031,423	$1,257,088
8/18	$1,315,556	$1,370,413	$1,018,046	$1,405,424
8/19	$1,296,349	$1,375,758	$1,094,392	$1,385,327
8/20	$1,389,556	$1,575,655	$1,154,339	$1,599,221
8/21	$1,751,535	$2,001,712	$1,146,253	$2,080,747
8/22	$1,588,292	$1,730,280	$1,059,495	$1,742,833
8/23	$1,782,699	$1,939,644	$1,057,707	$1,975,153
8/24	$2,116,777	$2,348,327	$1,123,882	$2,421,933
8/25	$2,369,309	$2,684,607	$1,171,414	$2,797,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	11.93%	11.26%	9.00%
EDGE Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

AssetsNet	$ 471,883,137
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,533
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class R6
Trading Symbol	GRGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,339	$10,378	$9,970	$10,353
8/19	$10,180	$10,418	$10,718	$10,205
8/20	$10,923	$11,932	$11,305	$11,781
8/21	$13,766	$15,159	$11,226	$15,328
8/22	$12,493	$13,103	$10,376	$12,839
8/23	$14,017	$14,689	$10,359	$14,550
8/24	$16,641	$17,784	$11,007	$17,841
8/25	$18,634	$20,330	$11,472	$20,606

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	11.98%	11.27%	8.44%
EDGE Composite Index	14.32%	11.24%	9.68%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.81%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	9.87%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 471,883,137
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,533
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201703
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class P
Trading Symbol	GAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,280	$10,309	$10,073	$10,224
8/19	$10,131	$10,349	$10,828	$10,078
8/20	$10,862	$11,853	$11,421	$11,634
8/21	$13,692	$15,058	$11,341	$15,137
8/22	$12,424	$13,016	$10,483	$12,679
8/23	$13,940	$14,591	$10,465	$14,369
8/24	$16,551	$17,665	$11,120	$17,619
8/25	$18,535	$20,195	$11,590	$20,350

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	11.99%	11.27%	8.72%
EDGE Composite Index	14.32%	11.24%	9.99%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	2.02%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.11%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 471,883,137
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,533
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class A
Trading Symbol	TAGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$10,000	$9,450	$10,000	$10,000	$10,000
8/16	$10,490	$9,913	$10,697	$10,311	$10,737
8/17	$12,088	$11,423	$12,328	$10,314	$12,571
8/18	$13,636	$12,886	$13,704	$10,180	$14,054
8/19	$12,960	$12,247	$13,758	$10,944	$13,853
8/20	$14,551	$13,751	$15,757	$11,543	$15,992
8/21	$18,668	$17,641	$20,017	$11,463	$20,807
8/22	$16,317	$15,420	$17,303	$10,595	$17,428
8/23	$18,290	$17,284	$19,396	$10,577	$19,752
8/24	$22,532	$21,292	$23,483	$11,239	$24,219
8/25	$25,612	$24,203	$26,846	$11,714	$27,973

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	13.67%	11.96%	9.85%
Class A Including sale charges	7.42%	10.70%	9.23%
TAG Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

AssetsNet	$ 5,137,955,092
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 6,357,990
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Institutional Class
Trading Symbol	TIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,052,400	$1,069,700	$1,031,085	$1,073,700
8/17	$1,218,048	$1,232,829	$1,031,423	$1,257,088
8/18	$1,380,292	$1,370,413	$1,018,046	$1,405,424
8/19	$1,316,660	$1,375,758	$1,094,392	$1,385,327
8/20	$1,483,086	$1,575,655	$1,154,339	$1,599,221
8/21	$1,910,363	$2,001,712	$1,146,253	$2,080,747
8/22	$1,675,198	$1,730,280	$1,059,495	$1,742,833
8/23	$1,884,765	$1,939,644	$1,057,707	$1,975,153
8/24	$2,330,700	$2,348,327	$1,123,882	$2,421,933
8/25	$2,658,630	$2,684,607	$1,171,414	$2,797,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	14.07%	12.38%	10.26%
TAG Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

AssetsNet	$ 5,137,955,092
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 6,357,990
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196982
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class R6
Trading Symbol	TRGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,558	$10,378	$9,970	$10,353
8/19	$10,075	$10,418	$10,718	$10,205
8/20	$11,347	$11,932	$11,305	$11,781
8/21	$14,620	$15,159	$11,226	$15,328
8/22	$12,830	$13,103	$10,376	$12,839
8/23	$14,430	$14,689	$10,359	$14,550
8/24	$17,846	$17,784	$11,007	$17,841
8/25	$20,360	$20,330	$11,472	$20,606

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	14.09%	12.40%	9.70%
TAG Composite Index	14.32%	11.24%	9.68%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.81%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	9.87%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 5,137,955,092
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 6,357,990
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201702
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class P
Trading Symbol	GSKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,398	$10,309	$10,073	$10,224
8/19	$9,920	$10,349	$10,828	$10,078
8/20	$11,172	$11,853	$11,421	$11,634
8/21	$14,397	$15,058	$11,341	$15,137
8/22	$12,629	$13,016	$10,483	$12,679
8/23	$14,211	$14,591	$10,465	$14,369
8/24	$17,574	$17,665	$11,120	$17,619
8/25	$20,048	$20,195	$11,590	$20,350

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	14.08%	12.40%	9.88%
TAG Composite Index	14.32%	11.24%	9.99%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	2.02%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.11%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 5,137,955,092
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 6,357,990
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058009
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Class A
Trading Symbol	GALLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
9/1/15	$10,000	$9,450	$10,000
8/16	$10,494	$9,917	$11,255
8/17	$12,607	$11,914	$13,082
8/18	$14,980	$14,156	$15,654
8/19	$15,440	$14,591	$16,111
8/20	$18,876	$17,837	$19,645
8/21	$24,561	$23,210	$25,769
8/22	$21,746	$20,550	$22,875
8/23	$25,643	$24,233	$26,521
8/24	$32,036	$30,274	$33,719
8/25	$36,101	$34,116	$39,074

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	12.69%	13.84%	13.69%
Class A Including sale charges	6.47%	12.56%	13.05%
S&P 500® Index	15.88%	14.73%	14.59%

AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Class C
Trading Symbol	GCLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$157	1.48%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
9/1/15	$10,000	$9,900	$10,000
8/16	$10,413	$10,309	$11,255
8/17	$12,410	$12,286	$13,082
8/18	$14,644	$14,498	$15,654
8/19	$14,981	$14,831	$16,111
8/20	$18,161	$17,980	$19,645
8/21	$23,463	$23,228	$25,769
8/22	$20,631	$20,424	$22,875
8/23	$24,142	$23,901	$26,521
8/24	$29,946	$29,646	$33,719
8/25	$33,530	$33,195	$39,074

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	11.97%	13.04%	12.85%
Class C Including sale charges	10.95%	13.04%	12.85%
S&P 500® Index	15.88%	14.73%	14.59%

AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	GILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
9/1/15	$1,000,000	$1,000,000
8/16	$1,053,100	$1,125,500
8/17	$1,270,144	$1,308,169
8/18	$1,515,155	$1,565,355
8/19	$1,567,731	$1,611,063
8/20	$1,922,038	$1,964,530
8/21	$2,510,566	$2,576,874
8/22	$2,231,893	$2,287,491
8/23	$2,640,329	$2,652,117
8/24	$3,312,557	$3,371,902
8/25	$3,743,189	$3,907,360

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	13.00%	14.25%	14.10%
S&P 500® Index	15.88%	14.73%	14.59%

AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058013
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	GSLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	S&P 500® Index
9/1/15	$10,000	$10,000
8/16	$10,522	$11,255
8/17	$12,672	$13,082
8/18	$15,089	$15,654
8/19	$15,602	$16,111
8/20	$19,113	$19,645
8/21	$24,921	$25,769
8/22	$22,128	$22,875
8/23	$26,142	$26,521
8/24	$32,756	$33,719
8/25	$36,991	$39,074

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	12.93%	14.11%	13.96%
S&P 500® Index	15.88%	14.73%	14.59%

AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159659
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Class R6
Trading Symbol	GFCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
9/1/15	$10,000	$10,000
8/16	$10,531	$11,255
8/17	$12,701	$13,082
8/18	$15,149	$15,654
8/19	$15,675	$16,111
8/20	$19,228	$19,645
8/21	$25,120	$25,769
8/22	$22,326	$22,875
8/23	$26,425	$26,521
8/24	$33,153	$33,719
8/25	$37,457	$39,074

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	12.98%	14.26%	14.10%
S&P 500® Index	15.88%	14.73%	14.59%

AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058012
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Class R
Trading Symbol	GRLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
9/1/15	$10,000	$10,000
8/16	$10,462	$11,255
8/17	$12,537	$13,082
8/18	$14,856	$15,654
8/19	$15,285	$16,111
8/20	$18,624	$19,645
8/21	$24,170	$25,769
8/22	$21,347	$22,875
8/23	$25,108	$26,521
8/24	$31,315	$33,719
8/25	$35,198	$39,074

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	12.40%	13.57%	13.40%
S&P 500® Index	15.88%	14.73%	14.59%

AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201808
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity Fund
Class Name	Class P
Trading Symbol	GGZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
4/17/18	$10,000	$10,000
8/18	$10,675	$10,801
8/19	$11,055	$11,116
8/20	$13,559	$13,555
8/21	$17,701	$17,781
8/22	$15,742	$15,784
8/23	$18,629	$18,300
8/24	$23,379	$23,266
8/25	$26,423	$26,961

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	13.02%	14.27%	14.07%
S&P 500® Index	15.88%	14.73%	14.72%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 455,064,744
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,177,714
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class A
Trading Symbol	GSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000
8/16	$10,581	$9,999	$11,169
8/17	$12,853	$12,146	$12,974
8/18	$15,682	$14,819	$15,545
8/19	$16,265	$15,370	$15,932
8/20	$19,897	$18,803	$19,517
8/21	$26,340	$24,891	$25,812
8/22	$22,291	$21,065	$22,466
8/23	$25,887	$24,463	$25,926
8/24	$32,048	$30,285	$32,823
8/25	$37,211	$35,164	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	16.11%	13.33%	14.03%
Class A Including sale charges	9.73%	12.06%	13.39%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class C
Trading Symbol	GSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.75%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000
8/16	$10,500	$10,395	$11,169
8/17	$12,662	$12,535	$12,974
8/18	$15,335	$15,182	$15,545
8/19	$15,796	$15,639	$15,932
8/20	$19,182	$18,990	$19,517
8/21	$25,207	$24,955	$25,812
8/22	$21,163	$20,952	$22,466
8/23	$24,406	$24,162	$25,926
8/24	$29,982	$29,683	$32,823
8/25	$34,561	$34,215	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	15.27%	12.49%	13.19%
Class C Including sale charges	14.12%	12.49%	13.19%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	GSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000
8/16	$1,062,100	$1,116,900
8/17	$1,295,337	$1,297,391
8/18	$1,586,788	$1,554,534
8/19	$1,652,481	$1,593,242
8/20	$2,028,916	$1,951,721
8/21	$2,695,618	$2,581,151
8/22	$2,289,119	$2,246,634
8/23	$2,667,739	$2,592,616
8/24	$3,312,532	$3,282,252
8/25	$3,858,768	$3,815,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	16.49%	13.71%	14.45%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Service Class
Trading Symbol	GSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,567	$11,169
8/17	$12,824	$12,974
8/18	$15,634	$15,545
8/19	$16,192	$15,932
8/20	$19,785	$19,517
8/21	$26,158	$25,812
8/22	$22,103	$22,466
8/23	$25,638	$25,926
8/24	$31,680	$32,823
8/25	$36,708	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	15.87%	13.15%	13.88%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	GSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,607	$11,169
8/17	$12,916	$12,974
8/18	$15,803	$15,545
8/19	$16,429	$15,932
8/20	$20,147	$19,517
8/21	$26,736	$25,812
8/22	$22,683	$22,466
8/23	$26,410	$25,926
8/24	$32,775	$32,823
8/25	$38,150	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	16.40%	13.61%	14.31%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class R6
Trading Symbol	GSPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,621	$11,169
8/17	$12,957	$12,974
8/18	$15,876	$15,545
8/19	$16,530	$15,932
8/20	$20,295	$19,517
8/21	$26,976	$25,812
8/22	$22,911	$22,466
8/23	$26,703	$25,926
8/24	$33,162	$32,823
8/25	$38,624	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	16.47%	13.73%	14.46%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class R
Trading Symbol	GSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,552	$11,169
8/17	$12,788	$12,974
8/18	$15,567	$15,545
8/19	$16,107	$15,932
8/20	$19,644	$19,517
8/21	$25,948	$25,812
8/22	$21,905	$22,466
8/23	$25,377	$25,926
8/24	$31,336	$32,823
8/25	$36,290	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	15.81%	13.05%	13.75%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201801
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class P
Trading Symbol	GGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Index
4/17/18	$10,000	$10,000
8/18	$10,704	$10,813
8/19	$11,146	$11,082
8/20	$13,687	$13,576
8/21	$18,191	$17,954
8/22	$15,447	$15,627
8/23	$18,005	$18,034
8/24	$22,363	$22,831
8/25	$26,048	$26,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	16.48%	13.73%	13.85%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,397,369,429
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 8,816,701
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,340	$9,771	$10,700	$11,144
8/17	$11,726	$11,081	$12,254	$12,934
8/18	$13,997	$13,227	$15,324	$15,553
8/19	$15,117	$14,285	$16,238	$15,757
8/20	$19,490	$18,418	$20,063	$19,135
8/21	$26,087	$24,652	$27,120	$25,457
8/22	$19,323	$18,260	$19,881	$22,076
8/23	$20,822	$19,677	$22,466	$25,335
8/24	$23,781	$22,473	$26,750	$31,957
8/25	$29,515	$27,891	$33,818	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.11%	8.65%	11.42%
Class A Including sale charges	17.28%	7.42%	10.79%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.90%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,267	$10,164	$10,700	$11,144
8/17	$11,549	$11,434	$12,254	$12,934
8/18	$13,688	$13,551	$15,324	$15,553
8/19	$14,679	$14,533	$16,238	$15,757
8/20	$18,781	$18,593	$20,063	$19,135
8/21	$24,958	$24,708	$27,120	$25,457
8/22	$18,369	$18,185	$19,881	$22,076
8/23	$19,655	$19,458	$22,466	$25,335
8/24	$22,288	$22,066	$26,750	$31,957
8/25	$27,448	$27,174	$33,818	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.15%	7.88%	10.62%
Class C Including sale charges	22.06%	7.88%	10.62%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025489
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,037,700	$1,070,000	$1,114,400
8/17	$1,181,006	$1,225,364	$1,293,373
8/18	$1,414,609	$1,532,440	$1,555,281
8/19	$1,532,588	$1,623,774	$1,575,655
8/20	$1,983,475	$2,006,335	$1,913,475
8/21	$2,663,212	$2,711,963	$2,545,687
8/22	$1,979,033	$1,988,140	$2,207,620
8/23	$2,139,533	$2,246,598	$2,533,465
8/24	$2,452,118	$2,675,024	$3,195,712
8/25	$3,051,661	$3,381,766	$3,701,913

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	24.45%	9.00%	11.79%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	GGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,328	$10,700	$11,144
8/17	$11,693	$12,254	$12,934
8/18	$13,940	$15,324	$15,553
8/19	$15,030	$16,238	$15,757
8/20	$19,348	$20,063	$19,135
8/21	$25,847	$27,120	$25,457
8/22	$19,111	$19,881	$22,076
8/23	$20,571	$22,466	$25,335
8/24	$23,441	$26,750	$31,957
8/25	$29,050	$33,818	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	23.93%	8.47%	11.25%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055754
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,365	$10,700	$11,144
8/17	$11,786	$12,254	$12,934
8/18	$14,101	$15,324	$15,553
8/19	$15,275	$16,238	$15,757
8/20	$19,742	$20,063	$19,135
8/21	$26,492	$27,120	$25,457
8/22	$19,660	$19,881	$22,076
8/23	$21,250	$22,466	$25,335
8/24	$24,331	$26,750	$31,957
8/25	$30,273	$33,818	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.42%	8.92%	11.70%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GGOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,382	$10,700	$11,144
8/17	$11,815	$12,254	$12,934
8/18	$14,154	$15,324	$15,553
8/19	$15,336	$16,238	$15,757
8/20	$19,851	$20,063	$19,135
8/21	$26,654	$27,120	$25,457
8/22	$19,806	$19,881	$22,076
8/23	$21,411	$22,466	$25,335
8/24	$24,545	$26,750	$31,957
8/25	$30,546	$33,818	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	24.45%	9.00%	11.80%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$157	1.40%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,312	$10,700	$11,144
8/17	$11,666	$12,254	$12,934
8/18	$13,889	$15,324	$15,553
8/19	$14,966	$16,238	$15,757
8/20	$19,255	$20,063	$19,135
8/21	$25,694	$27,120	$25,457
8/22	$18,988	$19,881	$22,076
8/23	$20,418	$22,466	$25,335
8/24	$23,266	$26,750	$31,957
8/25	$28,785	$33,818	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	23.72%	8.37%	11.14%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GGQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell Midcap® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,550	$10,945	$10,833
8/19	$11,434	$11,597	$10,975
8/20	$14,799	$14,330	$13,328
8/21	$19,869	$19,369	$17,731
8/22	$14,767	$14,200	$15,377
8/23	$15,970	$16,046	$17,646
8/24	$18,297	$19,106	$22,259
8/25	$22,778	$24,153	$25,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.49%	9.00%	11.80%
Russell Midcap® Growth Index	26.42%	11.00%	12.69%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,018,778,262
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 7,691,523
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198881
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.22%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,450	$10,000	$10,000
8/20	$12,830	$12,124	$11,498	$11,683
8/21	$18,202	$17,201	$15,592	$15,543
8/22	$13,369	$12,634	$11,654	$13,479
8/23	$14,388	$13,597	$12,444	$15,468
8/24	$17,766	$16,789	$14,643	$19,512
8/25	$19,456	$18,386	$16,177	$22,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced October 31, 2019)	9.51%	8.68%	12.08%
Class A Including sale charges (Commenced on October 31, 2019)	3.51%	7.45%	11.00%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 360,881,855
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,269,931
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	1.97%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,900	$10,000	$10,000
8/20	$12,744	$12,617	$11,498	$11,683
8/21	$17,951	$17,772	$15,592	$15,543
8/22	$13,090	$12,959	$11,654	$13,479
8/23	$13,976	$13,836	$12,444	$15,468
8/24	$17,138	$16,966	$14,643	$19,512
8/25	$18,623	$18,437	$16,177	$22,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced October 31, 2019)	8.67%	7.88%	11.24%
Class C Including sale charges (Commenced on October 31, 2019)	7.67%	7.88%	11.24%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 360,881,855
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,269,931
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$1,000,000	$1,000,000	$1,000,000
8/20	$1,286,800	$1,149,800	$1,168,300
8/21	$1,831,888	$1,559,244	$1,554,306
8/22	$1,351,751	$1,165,379	$1,347,894
8/23	$1,458,404	$1,244,391	$1,546,844
8/24	$1,808,275	$1,464,275	$1,951,189
8/25	$1,985,666	$1,617,732	$2,260,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced October 31, 2019)	9.81%	9.06%	12.47%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 360,881,855
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,269,931
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,855	$11,498	$11,683
8/21	$18,281	$15,592	$15,543
8/22	$13,460	$11,654	$13,479
8/23	$14,526	$12,444	$15,468
8/24	$17,988	$14,643	$19,512
8/25	$19,749	$16,177	$22,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced October 31, 2019)	9.79%	8.96%	12.36%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 360,881,855
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,269,931
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198886
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GSBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,329	$15,592	$15,543
8/22	$13,518	$11,654	$13,479
8/23	$14,596	$12,444	$15,468
8/24	$18,084	$14,643	$19,512
8/25	$19,858	$16,177	$22,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced October 31, 2019)	9.81%	9.06%	12.47%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 360,881,855
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,269,931
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000205965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class P
Trading Symbol	GSADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,320	$15,592	$15,543
8/22	$13,507	$11,654	$13,479
8/23	$14,587	$12,444	$15,468
8/24	$18,074	$14,643	$19,512
8/25	$19,847	$16,177	$22,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced October 31, 2019)	9.81%	9.05%	12.46%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 360,881,855
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,269,931
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$9,943	$9,396	$10,465	$11,144
8/17	$11,313	$10,691	$12,094	$12,934
8/18	$14,166	$13,387	$15,744	$15,553
8/19	$14,780	$13,967	$15,162	$15,757
8/20	$19,687	$18,604	$18,496	$19,135
8/21	$27,374	$25,869	$25,181	$25,457
8/22	$19,260	$18,201	$18,714	$22,076
8/23	$20,366	$19,246	$20,129	$25,335
8/24	$23,810	$22,500	$23,303	$31,957
8/25	$23,624	$22,325	$25,946	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	-0.78%	3.71%	8.97%
Class A Including sale charges	-6.24%	2.55%	8.35%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025499
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	2.00%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$9,866	$9,767	$10,465	$11,144
8/17	$11,147	$11,035	$12,094	$12,934
8/18	$13,855	$13,717	$15,744	$15,553
8/19	$14,340	$14,197	$15,162	$15,757
8/20	$18,971	$18,781	$18,496	$19,135
8/21	$26,179	$25,918	$25,181	$25,457
8/22	$18,278	$18,096	$18,714	$22,076
8/23	$19,178	$18,986	$20,129	$25,335
8/24	$22,260	$22,037	$23,303	$31,957
8/25	$21,917	$21,698	$25,946	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	-1.54%	2.93%	8.16%
Class C Including sale charges	-2.52%	2.93%	8.16%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$997,900	$1,046,500	$1,114,400
8/17	$1,139,702	$1,209,440	$1,293,373
8/18	$1,432,491	$1,574,449	$1,555,281
8/19	$1,498,672	$1,516,194	$1,575,655
8/20	$2,002,975	$1,849,606	$1,913,475
8/21	$2,794,351	$2,518,053	$2,545,687
8/22	$1,972,253	$1,871,417	$2,207,620
8/23	$2,092,560	$2,012,896	$2,533,465
8/24	$2,453,317	$2,330,330	$3,195,712
8/25	$2,443,014	$2,594,589	$3,701,913

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	-0.42%	4.05%	9.34%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025496
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	GSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$142	1.43%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,932	$10,465	$11,144
8/17	$11,282	$12,094	$12,934
8/18	$14,116	$15,744	$15,553
8/19	$14,699	$15,162	$15,757
8/20	$19,545	$18,496	$19,135
8/21	$27,124	$25,181	$25,457
8/22	$19,047	$18,714	$22,076
8/23	$20,104	$20,129	$25,335
8/24	$23,463	$23,303	$31,957
8/25	$23,245	$25,946	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	-0.93%	3.52%	8.79%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,969	$10,465	$11,144
8/17	$11,371	$12,094	$12,934
8/18	$14,278	$15,744	$15,553
8/19	$14,931	$15,162	$15,757
8/20	$19,940	$18,496	$19,135
8/21	$27,790	$25,181	$25,457
8/22	$19,600	$18,714	$22,076
8/23	$20,774	$20,129	$25,335
8/24	$24,350	$23,303	$31,957
8/25	$24,218	$25,946	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	-0.54%	3.96%	9.24%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,979	$10,465	$11,144
8/17	$11,402	$12,094	$12,934
8/18	$14,330	$15,744	$15,553
8/19	$14,999	$15,162	$15,757
8/20	$20,050	$18,496	$19,135
8/21	$27,971	$25,181	$25,457
8/22	$19,745	$18,714	$22,076
8/23	$20,947	$20,129	$25,335
8/24	$24,563	$23,303	$31,957
8/25	$24,460	$25,946	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	-0.42%	4.05%	9.35%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$149	1.50%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,917	$10,465	$11,144
8/17	$11,253	$12,094	$12,934
8/18	$14,057	$15,744	$15,553
8/19	$14,629	$15,162	$15,757
8/20	$19,439	$18,496	$19,135
8/21	$26,966	$25,181	$25,457
8/22	$18,925	$18,714	$22,076
8/23	$19,962	$20,129	$25,335
8/24	$23,270	$23,303	$31,957
8/25	$23,035	$25,946	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	-1.01%	3.45%	8.69%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GSWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2500® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,860	$11,180	$10,833
8/19	$11,367	$10,766	$10,975
8/20	$15,194	$13,134	$13,328
8/21	$21,198	$17,880	$17,731
8/22	$14,964	$13,289	$15,377
8/23	$15,875	$14,293	$17,646
8/24	$18,623	$16,547	$22,259
8/25	$18,537	$18,424	$25,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-0.46%	4.05%	8.72%
Russell 2500® Growth Index	11.34%	7.00%	8.63%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,451,128,295
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 13,812,918
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025473
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class A
Trading Symbol	GGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,650	$10,064	$11,054	$11,169
8/17	$12,758	$12,056	$13,355	$12,974
8/18	$16,022	$15,141	$16,992	$15,545
8/19	$16,481	$15,574	$17,718	$15,932
8/20	$23,752	$22,445	$25,574	$19,517
8/21	$30,666	$28,979	$32,870	$25,812
8/22	$22,871	$21,613	$26,605	$22,466
8/23	$27,943	$26,406	$32,442	$25,926
8/24	$35,080	$33,151	$42,418	$32,823
8/25	$43,594	$41,196	$51,996	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.27%	12.91%	15.85%
Class A Including sale charges	17.39%	11.64%	15.20%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class C
Trading Symbol	GGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.60%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,572	$10,466	$11,054	$11,169
8/17	$12,569	$12,443	$13,355	$12,974
8/18	$15,662	$15,506	$16,992	$15,545
8/19	$15,987	$15,827	$17,718	$15,932
8/20	$22,864	$22,635	$25,574	$19,517
8/21	$29,316	$29,023	$32,870	$25,812
8/22	$21,703	$21,486	$26,605	$22,466
8/23	$26,325	$26,062	$32,442	$25,926
8/24	$32,791	$32,463	$42,418	$32,823
8/25	$40,513	$40,108	$51,996	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.55%	12.11%	15.00%
Class C Including sale charges	22.49%	12.11%	15.00%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025471
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Institutional Class
Trading Symbol	GSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,069,100	$1,105,400	$1,116,900
8/17	$1,286,020	$1,335,544	$1,297,391
8/18	$1,621,800	$1,699,213	$1,554,534
8/19	$1,675,482	$1,771,769	$1,593,242
8/20	$2,421,239	$2,557,372	$1,951,721
8/21	$3,139,136	$3,286,990	$2,581,151
8/22	$2,349,330	$2,660,490	$2,246,634
8/23	$2,878,868	$3,244,201	$2,592,616
8/24	$3,623,344	$4,241,793	$3,282,252
8/25	$4,515,773	$5,199,590	$3,815,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	24.63%	13.27%	16.26%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025472
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Service Class
Trading Symbol	GSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,641	$11,054	$11,169
8/17	$12,733	$13,355	$12,974
8/18	$15,977	$16,992	$15,545
8/19	$16,423	$17,718	$15,932
8/20	$23,620	$25,574	$19,517
8/21	$30,491	$32,870	$25,812
8/22	$22,688	$26,605	$22,466
8/23	$27,664	$32,442	$25,926
8/24	$34,665	$42,418	$32,823
8/25	$43,020	$51,996	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	24.10%	12.73%	15.70%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055750
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Investor Class
Trading Symbol	GSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,671	$11,054	$11,169
8/17	$12,821	$13,355	$12,974
8/18	$16,142	$16,992	$15,545
8/19	$16,649	$17,718	$15,932
8/20	$24,046	$25,574	$19,517
8/21	$31,120	$32,870	$25,812
8/22	$23,284	$26,605	$22,466
8/23	$28,523	$32,442	$25,926
8/24	$35,882	$42,418	$32,823
8/25	$44,691	$51,996	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.55%	13.19%	16.13%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class R6
Trading Symbol	GGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,685	$11,054	$11,169
8/17	$12,857	$13,355	$12,974
8/18	$16,219	$16,992	$15,545
8/19	$16,760	$17,718	$15,932
8/20	$24,241	$25,574	$19,517
8/21	$31,409	$32,870	$25,812
8/22	$23,529	$26,605	$22,466
8/23	$28,818	$32,442	$25,926
8/24	$36,293	$42,418	$32,823
8/25	$45,225	$51,996	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	24.61%	13.27%	16.27%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055749
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class R
Trading Symbol	GSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$133	1.19%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,620	$11,054	$11,169
8/17	$12,697	$13,355	$12,974
8/18	$15,908	$16,992	$15,545
8/19	$16,333	$17,718	$15,932
8/20	$23,466	$25,574	$19,517
8/21	$30,210	$32,870	$25,812
8/22	$22,485	$26,605	$22,466
8/23	$27,414	$32,442	$25,926
8/24	$34,303	$42,418	$32,823
8/25	$42,522	$51,996	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	23.96%	12.62%	15.56%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201804
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class P
Trading Symbol	GSPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,013	$11,143	$10,813
8/19	$11,372	$11,619	$11,082
8/20	$16,455	$16,771	$13,576
8/21	$21,328	$21,555	$17,954
8/22	$15,970	$17,447	$15,627
8/23	$19,568	$21,275	$18,034
8/24	$24,615	$27,817	$22,831
8/25	$30,692	$34,098	$26,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.69%	13.27%	16.41%
Russell 1000® Growth Index	22.58%	15.24%	18.08%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 198,096,551
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,365,869
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025597
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class A
Trading Symbol	GITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$11,375	$10,749	$11,053	$11,169
8/17	$14,693	$13,885	$13,786	$12,974
8/18	$19,169	$18,114	$17,571	$15,545
8/19	$20,075	$18,971	$17,444	$15,932
8/20	$30,358	$28,688	$26,050	$19,517
8/21	$39,177	$37,022	$33,992	$25,812
8/22	$27,580	$26,064	$26,517	$22,466
8/23	$33,659	$31,808	$31,781	$25,926
8/24	$43,585	$41,188	$40,409	$32,823
8/25	$54,399	$51,407	$49,279	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.81%	12.37%	18.44%
Class A Including sale charges	17.96%	11.11%	17.77%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class C
Trading Symbol	GITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	1.77%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$11,291	$11,178	$11,053	$11,169
8/17	$14,473	$14,328	$13,786	$12,974
8/18	$18,741	$18,553	$17,571	$15,545
8/19	$19,485	$19,290	$17,444	$15,932
8/20	$29,247	$28,954	$26,050	$19,517
8/21	$37,474	$37,099	$33,992	$25,812
8/22	$26,183	$25,921	$26,517	$22,466
8/23	$31,705	$31,388	$31,781	$25,926
8/24	$40,757	$40,349	$40,409	$32,823
8/25	$50,559	$50,053	$49,279	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.05%	11.56%	17.57%
Class C Including sale charges	22.97%	11.56%	17.57%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025595
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,142,600	$1,105,300	$1,116,900
8/17	$1,481,495	$1,378,641	$1,297,391
8/18	$1,940,018	$1,757,078	$1,554,534
8/19	$2,039,347	$1,744,427	$1,593,242
8/20	$3,092,873	$2,604,952	$1,951,721
8/21	$4,002,797	$3,399,202	$2,581,151
8/22	$2,826,775	$2,651,718	$2,246,634
8/23	$3,459,125	$3,178,084	$2,592,616
8/24	$4,492,019	$4,040,933	$3,282,252
8/25	$5,618,169	$4,927,918	$3,815,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	25.07%	12.67%	18.82%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025596
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Service Class
Trading Symbol	GITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$146	1.30%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,365	$11,053	$11,169
8/17	$14,664	$13,786	$12,974
8/18	$19,105	$17,571	$15,545
8/19	$19,987	$17,444	$15,932
8/20	$30,157	$26,050	$19,517
8/21	$38,836	$33,992	$25,812
8/22	$27,278	$26,517	$22,466
8/23	$33,214	$31,781	$25,926
8/24	$42,929	$40,409	$32,823
8/25	$53,473	$49,279	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	24.56%	12.13%	18.24%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000092626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Investor Class
Trading Symbol	GISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,404	$11,053	$11,169
8/17	$14,764	$13,786	$12,974
8/18	$19,305	$17,571	$15,545
8/19	$20,272	$17,444	$15,932
8/20	$30,726	$26,050	$19,517
8/21	$39,766	$33,992	$25,812
8/22	$28,067	$26,517	$22,466
8/23	$34,323	$31,781	$25,926
8/24	$44,575	$40,409	$32,823
8/25	$55,728	$49,279	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	25.02%	12.64%	18.73%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class R6
Trading Symbol	GTORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	NASDAQ Composite Total Return Index	Russell 1000® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$12,273	$11,831	$11,007
8/19	$12,905	$11,746	$11,281
8/20	$19,574	$17,540	$13,819
8/21	$25,337	$22,888	$18,276
8/22	$17,893	$17,855	$15,907
8/23	$21,898	$21,399	$18,357
8/24	$28,436	$27,209	$23,240
8/25	$35,574	$33,181	$27,014

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	25.10%	12.68%	17.97%
NASDAQ Composite Total Return Index	21.95%	13.59%	16.90%
Russell 1000® Index	16.24%	14.34%	13.81%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200235
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class P
Trading Symbol	GSJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	NASDAQ Composite Total Return Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,064	$11,185	$10,813
8/19	$11,629	$11,104	$11,082
8/20	$17,639	$16,582	$13,576
8/21	$22,832	$21,638	$17,954
8/22	$16,124	$16,880	$15,627
8/23	$19,728	$20,231	$18,034
8/24	$25,629	$25,723	$22,831
8/25	$32,062	$31,370	$26,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.10%	12.69%	17.10%
NASDAQ Composite Total Return Index	21.95%	13.59%	16.75%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 902,788,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 7,201,632
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025461
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class A
Trading Symbol	GSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,903	$10,303	$11,292	$11,169
8/17	$11,986	$11,326	$12,600	$12,974
8/18	$13,290	$12,559	$14,171	$15,545
8/19	$13,892	$13,128	$14,259	$15,932
8/20	$14,321	$13,533	$14,378	$19,517
8/21	$18,077	$17,083	$19,618	$25,812
8/22	$17,392	$16,436	$18,396	$22,466
8/23	$18,531	$17,512	$19,976	$25,926
8/24	$22,640	$21,395	$24,201	$32,823
8/25	$24,827	$23,461	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	9.66%	11.62%	9.51%
Class A Including sale charges	3.62%	10.37%	8.89%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025463
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class C
Trading Symbol	GSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$182	1.74%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,823	$10,715	$11,292	$11,169
8/17	$11,808	$11,690	$12,600	$12,974
8/18	$12,996	$12,866	$14,171	$15,545
8/19	$13,492	$13,357	$14,259	$15,932
8/20	$13,807	$13,669	$14,378	$19,517
8/21	$17,294	$17,121	$19,618	$25,812
8/22	$16,514	$16,349	$18,396	$22,466
8/23	$17,464	$17,289	$19,976	$25,926
8/24	$21,173	$20,961	$24,201	$32,823
8/25	$23,047	$22,816	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	8.85%	10.78%	8.70%
Class C Including sale charges	7.76%	10.78%	8.70%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Institutional Class
Trading Symbol	GSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,094,800	$1,129,200	$1,116,900
8/17	$1,208,440	$1,259,961	$1,297,391
8/18	$1,344,994	$1,417,079	$1,554,534
8/19	$1,411,437	$1,425,864	$1,593,242
8/20	$1,459,708	$1,437,842	$1,951,721
8/21	$1,848,428	$1,961,791	$2,581,151
8/22	$1,783,918	$1,839,572	$2,246,634
8/23	$1,906,295	$1,997,591	$2,592,616
8/24	$2,335,973	$2,420,081	$3,282,252
8/25	$2,569,104	$2,645,875	$3,815,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	9.98%	11.96%	9.89%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Service Class
Trading Symbol	GSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,891	$11,292	$11,169
8/17	$11,963	$12,600	$12,974
8/18	$13,251	$14,171	$15,545
8/19	$13,834	$14,259	$15,932
8/20	$14,235	$14,378	$19,517
8/21	$17,938	$19,618	$25,812
8/22	$17,224	$18,396	$22,466
8/23	$18,314	$19,976	$25,926
8/24	$22,331	$24,201	$32,823
8/25	$24,439	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	9.44%	11.41%	9.34%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Investor Class
Trading Symbol	GRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,930	$11,292	$11,169
8/17	$12,046	$12,600	$12,974
8/18	$13,389	$14,171	$15,545
8/19	$14,034	$14,259	$15,932
8/20	$14,503	$14,378	$19,517
8/21	$18,352	$19,618	$25,812
8/22	$17,701	$18,396	$22,466
8/23	$18,901	$19,976	$25,926
8/24	$23,148	$24,201	$32,823
8/25	$25,447	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	9.93%	11.90%	9.78%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R6
Trading Symbol	GRGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,943	$11,292	$11,169
8/17	$12,080	$12,600	$12,974
8/18	$13,450	$14,171	$15,545
8/19	$14,116	$14,259	$15,932
8/20	$14,600	$14,378	$19,517
8/21	$18,489	$19,618	$25,812
8/22	$17,846	$18,396	$22,466
8/23	$19,072	$19,976	$25,926
8/24	$23,372	$24,201	$32,823
8/25	$25,712	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	10.01%	11.98%	9.90%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R
Trading Symbol	GRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,873	$11,292	$11,169
8/17	$11,926	$12,600	$12,974
8/18	$13,188	$14,171	$15,545
8/19	$13,754	$14,259	$15,932
8/20	$14,142	$14,378	$19,517
8/21	$17,806	$19,618	$25,812
8/22	$17,090	$18,396	$22,466
8/23	$18,155	$19,976	$25,926
8/24	$22,129	$24,201	$32,823
8/25	$24,203	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	9.37%	11.34%	9.23%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class P
Trading Symbol	GABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,484	$10,472	$10,813
8/19	$11,000	$10,537	$11,082
8/20	$11,378	$10,625	$13,576
8/21	$14,410	$14,497	$17,954
8/22	$13,909	$13,594	$15,627
8/23	$14,865	$14,762	$18,034
8/24	$18,217	$17,884	$22,831
8/25	$20,036	$19,553	$26,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	9.99%	11.98%	9.87%
Russell 1000® Value Index	9.33%	12.97%	9.51%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 416,738,206
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,632,586
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class A
Trading Symbol	GFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,695	$10,107	$11,292	$11,169
8/17	$12,130	$11,463	$12,600	$12,974
8/18	$13,178	$12,454	$14,171	$15,545
8/19	$13,455	$12,715	$14,259	$15,932
8/20	$14,346	$13,557	$14,378	$19,517
8/21	$19,285	$18,224	$19,618	$25,812
8/22	$18,072	$17,078	$18,396	$22,466
8/23	$20,398	$19,276	$19,976	$25,926
8/24	$25,024	$23,648	$24,201	$32,823
8/25	$27,059	$25,570	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	8.13%	13.52%	10.46%
Class A Including sale charges	2.19%	12.26%	9.83%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158769
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class C
Trading Symbol	GFVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,607	$10,501	$11,292	$11,169
8/17	$11,948	$11,828	$12,600	$12,974
8/18	$12,888	$12,759	$14,171	$15,545
8/19	$13,052	$12,921	$14,259	$15,932
8/20	$13,817	$13,678	$14,378	$19,517
8/21	$18,423	$18,239	$19,618	$25,812
8/22	$17,146	$16,975	$18,396	$22,466
8/23	$19,188	$18,996	$19,976	$25,926
8/24	$23,381	$23,147	$24,201	$32,823
8/25	$25,118	$24,867	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	7.43%	12.69%	9.64%
Class C Including sale charges	6.36%	12.69%	9.64%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Institutional Class
Trading Symbol	GFVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,073,500	$1,129,200	$1,116,900
8/17	$1,221,536	$1,259,961	$1,297,391
8/18	$1,332,207	$1,417,079	$1,554,534
8/19	$1,365,112	$1,425,864	$1,593,242
8/20	$1,460,943	$1,437,842	$1,951,721
8/21	$1,969,351	$1,961,791	$2,581,151
8/22	$1,851,584	$1,839,572	$2,246,634
8/23	$2,094,697	$1,997,591	$2,592,616
8/24	$2,579,829	$2,420,081	$3,282,252
8/25	$2,794,729	$2,645,875	$3,815,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	8.33%	13.84%	10.81%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Investor Class
Trading Symbol	GFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,729	$11,292	$11,169
8/17	$12,194	$12,600	$12,974
8/18	$13,292	$14,171	$15,545
8/19	$13,593	$14,259	$15,932
8/20	$14,536	$14,378	$19,517
8/21	$19,581	$19,618	$25,812
8/22	$18,395	$18,396	$22,466
8/23	$20,806	$19,976	$25,926
8/24	$25,594	$24,201	$32,823
8/25	$27,721	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	8.31%	13.77%	10.72%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class R6
Trading Symbol	GFVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,736	$11,292	$11,169
8/17	$12,229	$12,600	$12,974
8/18	$13,337	$14,171	$15,545
8/19	$13,673	$14,259	$15,932
8/20	$14,622	$14,378	$19,517
8/21	$19,710	$19,618	$25,812
8/22	$18,547	$18,396	$22,466
8/23	$20,989	$19,976	$25,926
8/24	$25,834	$24,201	$32,823
8/25	$28,009	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	8.42%	13.87%	10.84%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class R
Trading Symbol	GFVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,662	$11,292	$11,169
8/17	$12,057	$12,600	$12,974
8/18	$13,063	$14,171	$15,545
8/19	$13,313	$14,259	$15,932
8/20	$14,150	$14,378	$19,517
8/21	$18,967	$19,618	$25,812
8/22	$17,740	$18,396	$22,466
8/23	$19,959	$19,976	$25,926
8/24	$24,438	$24,201	$32,823
8/25	$26,361	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	7.87%	13.24%	10.17%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201811
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class P
Trading Symbol	GGYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,579	$10,472	$10,813
8/19	$10,837	$10,537	$11,082
8/20	$11,600	$10,625	$13,576
8/21	$15,632	$14,497	$17,954
8/22	$14,701	$13,594	$15,627
8/23	$16,637	$14,762	$18,034
8/24	$20,486	$17,884	$22,831
8/25	$22,197	$19,553	$26,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	8.35%	13.85%	11.41%
Russell 1000® Value Index	9.33%	12.97%	9.51%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 59,123,400
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 378,255
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025467
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class A
Trading Symbol	GSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,775	$10,182	$11,292	$11,169
8/17	$11,749	$11,103	$12,600	$12,974
8/18	$12,841	$12,134	$14,171	$15,545
8/19	$12,889	$12,180	$14,259	$15,932
8/20	$13,145	$12,422	$14,378	$19,517
8/21	$17,435	$16,476	$19,618	$25,812
8/22	$16,523	$15,614	$18,396	$22,466
8/23	$17,990	$17,001	$19,976	$25,926
8/24	$22,436	$21,202	$24,201	$32,823
8/25	$23,921	$22,605	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	6.62%	12.72%	9.11%
Class A Including sale charges	0.74%	11.45%	8.49%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025469
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class C
Trading Symbol	GSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,703	$10,596	$11,292	$11,169
8/17	$11,579	$11,463	$12,600	$12,974
8/18	$12,558	$12,432	$14,171	$15,545
8/19	$12,523	$12,398	$14,259	$15,932
8/20	$12,674	$12,548	$14,378	$19,517
8/21	$16,678	$16,511	$19,618	$25,812
8/22	$15,699	$15,542	$18,396	$22,466
8/23	$16,960	$16,790	$19,976	$25,926
8/24	$20,993	$20,783	$24,201	$32,823
8/25	$22,211	$21,988	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	5.80%	11.87%	8.30%
Class C Including sale charges	4.74%	11.87%	8.30%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025465
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,081,900	$1,129,200	$1,116,900
8/17	$1,183,707	$1,259,961	$1,297,391
8/18	$1,297,934	$1,417,079	$1,554,534
8/19	$1,306,890	$1,425,864	$1,593,242
8/20	$1,336,557	$1,437,842	$1,951,721
8/21	$1,778,690	$1,961,791	$2,581,151
8/22	$1,691,890	$1,839,572	$2,246,634
8/23	$1,846,867	$1,997,591	$2,592,616
8/24	$2,310,061	$2,420,081	$3,282,252
8/25	$2,471,303	$2,645,875	$3,815,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	6.98%	13.07%	9.46%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025466
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Service Class
Trading Symbol	GSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,769	$11,292	$11,169
8/17	$11,717	$12,600	$12,974
8/18	$12,789	$14,171	$15,545
8/19	$12,814	$14,259	$15,932
8/20	$13,045	$14,378	$19,517
8/21	$17,266	$19,618	$25,812
8/22	$16,346	$18,396	$22,466
8/23	$17,762	$19,976	$25,926
8/24	$22,092	$24,201	$32,823
8/25	$23,517	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	6.45%	12.50%	8.92%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	GSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,807	$11,292	$11,169
8/17	$11,808	$12,600	$12,974
8/18	$12,942	$14,171	$15,545
8/19	$13,025	$14,259	$15,932
8/20	$13,314	$14,378	$19,517
8/21	$17,698	$19,618	$25,812
8/22	$16,823	$18,396	$22,466
8/23	$18,364	$19,976	$25,926
8/24	$22,944	$24,201	$32,823
8/25	$24,521	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	6.87%	12.98%	9.38%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159654
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R6
Trading Symbol	GSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,824	$11,292	$11,169
8/17	$11,866	$12,600	$12,974
8/18	$13,014	$14,171	$15,545
8/19	$13,109	$14,259	$15,932
8/20	$13,410	$14,378	$19,517
8/21	$17,842	$19,618	$25,812
8/22	$16,975	$18,396	$22,466
8/23	$18,532	$19,976	$25,926
8/24	$23,183	$24,201	$32,823
8/25	$24,802	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	6.98%	13.08%	9.50%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R
Trading Symbol	GSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,753	$11,292	$11,169
8/17	$11,692	$12,600	$12,974
8/18	$12,750	$14,171	$15,545
8/19	$12,765	$14,259	$15,932
8/20	$12,983	$14,378	$19,517
8/21	$17,180	$19,618	$25,812
8/22	$16,242	$18,396	$22,466
8/23	$17,638	$19,976	$25,926
8/24	$21,939	$24,201	$32,823
8/25	$23,341	$26,459	$38,153

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	6.39%	12.44%	8.84%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class P
Trading Symbol	GMYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,538	$10,472	$10,813
8/19	$10,616	$10,537	$11,082
8/20	$10,860	$10,625	$13,576
8/21	$14,449	$14,497	$17,954
8/22	$13,739	$13,594	$15,627
8/23	$15,008	$14,762	$18,034
8/24	$18,775	$17,884	$22,831
8/25	$20,074	$19,553	$26,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	6.92%	13.07%	9.90%
Russell 1000® Value Index	9.33%	12.97%	9.51%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 435,438,611
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,906,279
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025485
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,301	$9,734	$11,288	$11,144
8/17	$11,296	$10,675	$12,509	$12,934
8/18	$12,502	$11,815	$14,094	$15,553
8/19	$12,926	$12,215	$13,653	$15,757
8/20	$12,873	$12,165	$13,476	$19,135
8/21	$18,508	$17,490	$19,472	$25,457
8/22	$17,683	$16,710	$17,953	$22,076
8/23	$18,561	$17,540	$18,968	$25,335
8/24	$21,780	$20,582	$22,797	$31,957
8/25	$23,716	$22,412	$24,676	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	8.89%	12.99%	9.01%
Class A Including sale charges	2.91%	11.72%	8.40%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025487
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$202	1.94%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,221	$10,119	$11,288	$11,144
8/17	$11,127	$11,015	$12,509	$12,934
8/18	$12,224	$12,101	$14,094	$15,553
8/19	$12,539	$12,414	$13,653	$15,757
8/20	$12,396	$12,272	$13,476	$19,135
8/21	$17,689	$17,512	$19,472	$25,457
8/22	$16,769	$16,602	$17,953	$22,076
8/23	$17,480	$17,306	$18,968	$25,335
8/24	$20,347	$20,144	$22,797	$31,957
8/25	$21,993	$21,773	$24,676	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	8.09%	12.15%	8.20%
Class C Including sale charges	7.01%	12.15%	8.20%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025483
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,034,000	$1,128,800	$1,114,400
8/17	$1,138,641	$1,250,936	$1,293,373
8/18	$1,265,372	$1,409,430	$1,555,281
8/19	$1,313,203	$1,365,315	$1,575,655
8/20	$1,312,809	$1,347,566	$1,913,475
8/21	$1,893,989	$1,947,232	$2,545,687
8/22	$1,815,957	$1,795,348	$2,207,620
8/23	$1,913,837	$1,896,785	$2,533,465
8/24	$2,253,351	$2,279,746	$3,195,712
8/25	$2,462,012	$2,467,597	$3,701,913

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	9.26%	13.39%	9.42%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025484
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Service Class
Trading Symbol	GSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$140	1.34%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,288	$11,288	$11,144
8/17	$11,272	$12,509	$12,934
8/18	$12,464	$14,094	$15,553
8/19	$12,869	$13,653	$15,757
8/20	$12,802	$13,476	$19,135
8/21	$18,380	$19,472	$25,457
8/22	$17,535	$17,953	$22,076
8/23	$18,387	$18,968	$25,335
8/24	$21,537	$22,797	$31,957
8/25	$23,415	$24,676	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	8.72%	12.83%	8.87%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055751
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	GCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,324	$11,288	$11,144
8/17	$11,350	$12,509	$12,934
8/18	$12,596	$14,094	$15,553
8/19	$13,054	$13,653	$15,757
8/20	$13,033	$13,476	$19,135
8/21	$18,782	$19,472	$25,457
8/22	$17,991	$17,953	$22,076
8/23	$18,934	$18,968	$25,335
8/24	$22,268	$22,797	$31,957
8/25	$24,310	$24,676	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	9.17%	13.27%	9.28%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159657
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GCMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,342	$11,288	$11,144
8/17	$11,390	$12,509	$12,934
8/18	$12,654	$14,094	$15,553
8/19	$13,133	$13,653	$15,757
8/20	$13,127	$13,476	$19,135
8/21	$18,946	$19,472	$25,457
8/22	$18,171	$17,953	$22,076
8/23	$19,149	$18,968	$25,335
8/24	$22,546	$22,797	$31,957
8/25	$24,640	$24,676	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	9.29%	13.41%	9.43%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$150	1.44%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,273	$11,288	$11,144
8/17	$11,239	$12,509	$12,934
8/18	$12,411	$14,094	$15,553
8/19	$12,796	$13,653	$15,757
8/20	$12,712	$13,476	$19,135
8/21	$18,231	$19,472	$25,457
8/22	$17,378	$17,953	$22,076
8/23	$18,198	$18,968	$25,335
8/24	$21,297	$22,797	$31,957
8/25	$23,133	$24,676	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	8.62%	12.71%	8.74%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GMPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell Midcap® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,393	$10,610	$10,833
8/19	$10,788	$10,278	$10,975
8/20	$10,786	$10,144	$13,328
8/21	$15,564	$14,659	$17,731
8/22	$14,927	$13,515	$15,377
8/23	$15,730	$14,279	$17,646
8/24	$18,521	$17,162	$22,259
8/25	$20,240	$18,576	$25,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	9.28%	13.41%	10.02%
Russell Midcap® Value Index	8.24%	12.85%	8.75%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,107,196,544
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,329,846
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class A
Trading Symbol	GSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$11,126	$10,514	$11,380	$11,144
8/17	$12,412	$11,729	$12,913	$12,934
8/18	$14,665	$13,858	$15,502	$15,553
8/19	$13,028	$12,312	$13,194	$15,757
8/20	$11,733	$11,088	$12,384	$19,135
8/21	$17,573	$16,607	$19,751	$25,457
8/22	$15,933	$15,057	$17,740	$22,076
8/23	$16,365	$15,465	$18,125	$25,335
8/24	$18,967	$17,924	$21,614	$31,957
8/25	$20,268	$19,154	$22,874	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	6.86%	11.55%	7.31%
Class A Including sale charges	0.98%	10.29%	6.71%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class C
Trading Symbol	GSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	2.01%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$11,043	$10,933	$11,380	$11,144
8/17	$12,227	$12,105	$12,913	$12,934
8/18	$14,337	$14,194	$15,502	$15,553
8/19	$12,641	$12,515	$13,194	$15,757
8/20	$11,297	$11,184	$12,384	$19,135
8/21	$16,798	$16,630	$19,751	$25,457
8/22	$15,118	$14,967	$17,740	$22,076
8/23	$15,415	$15,260	$18,125	$25,335
8/24	$17,728	$17,551	$21,614	$31,957
8/25	$18,803	$18,615	$22,874	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	6.06%	10.72%	6.51%
Class C Including sale charges	5.00%	10.72%	6.51%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,116,900	$1,138,000	$1,114,400
8/17	$1,250,928	$1,291,289	$1,293,373
8/18	$1,483,851	$1,550,192	$1,555,281
8/19	$1,323,447	$1,319,368	$1,575,655
8/20	$1,195,999	$1,238,359	$1,913,475
8/21	$1,797,466	$1,975,059	$2,545,687
8/22	$1,635,335	$1,773,998	$2,207,620
8/23	$1,683,741	$1,812,494	$2,533,465
8/24	$1,956,844	$2,161,399	$3,195,712
8/25	$2,096,366	$2,287,408	$3,701,913

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	7.13%	11.87%	7.68%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Service Class
Trading Symbol	GSSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,114	$11,380	$11,144
8/17	$12,385	$12,913	$12,934
8/18	$14,617	$15,502	$15,553
8/19	$12,971	$13,194	$15,757
8/20	$11,665	$12,384	$19,135
8/21	$17,443	$19,751	$25,457
8/22	$15,789	$17,740	$22,076
8/23	$16,178	$18,125	$25,335
8/24	$18,706	$21,614	$31,957
8/25	$19,943	$22,874	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	6.61%	11.32%	7.14%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	GSQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,153	$11,380	$11,144
8/17	$12,474	$12,913	$12,934
8/18	$14,774	$15,502	$15,553
8/19	$13,157	$13,194	$15,757
8/20	$11,877	$12,384	$19,135
8/21	$17,832	$19,751	$25,457
8/22	$16,215	$17,740	$22,076
8/23	$16,692	$18,125	$25,335
8/24	$19,396	$21,614	$31,957
8/25	$20,779	$22,874	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	7.13%	11.83%	7.58%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159658
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R6
Trading Symbol	GSSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,171	$11,380	$11,144
8/17	$12,515	$12,913	$12,934
8/18	$14,846	$15,502	$15,553
8/19	$13,241	$13,194	$15,757
8/20	$11,970	$12,384	$19,135
8/21	$17,993	$19,751	$25,457
8/22	$16,370	$17,740	$22,076
8/23	$16,859	$18,125	$25,335
8/24	$19,592	$21,614	$31,957
8/25	$20,995	$22,874	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	7.16%	11.88%	7.69%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R
Trading Symbol	GSQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,099	$11,380	$11,144
8/17	$12,351	$12,913	$12,934
8/18	$14,556	$15,502	$15,553
8/19	$12,901	$13,194	$15,757
8/20	$11,587	$12,384	$19,135
8/21	$17,310	$19,751	$25,457
8/22	$15,661	$17,740	$22,076
8/23	$16,043	$18,125	$25,335
8/24	$18,549	$21,614	$31,957
8/25	$19,765	$22,874	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	6.56%	11.26%	7.04%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201807
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class P
Trading Symbol	GSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,671	$11,092	$10,833
8/19	$9,519	$9,440	$10,975
8/20	$8,607	$8,861	$13,328
8/21	$12,934	$14,132	$17,731
8/22	$11,769	$12,693	$15,377
8/23	$12,118	$12,969	$17,646
8/24	$14,083	$15,465	$22,259
8/25	$15,092	$16,367	$25,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	7.17%	11.88%	5.73%
Russell 2000® Value Index	5.83%	13.05%	6.90%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 948,190,139
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 9,462,933
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

Holdings [Text Block]

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136623
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	GMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000	$10,000
8/16	$10,751	$10,160	$10,879	$11,279	$11,144
8/17	$11,966	$11,308	$12,317	$12,533	$12,934
8/18	$13,697	$12,944	$15,191	$14,717	$15,553
8/19	$12,955	$12,242	$14,106	$13,250	$15,757
8/20	$12,492	$11,805	$15,064	$12,592	$19,135
8/21	$18,816	$17,781	$21,974	$19,204	$25,457
8/22	$17,140	$16,197	$18,559	$17,603	$22,076
8/23	$17,830	$16,850	$19,791	$18,614	$25,335
8/24	$20,913	$19,763	$23,229	$21,990	$31,957
8/25	$21,227	$20,059	$25,561	$24,063	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	1.50%	11.18%	7.81%
Class A Including sale charges	-4.06%	9.93%	7.20%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136624
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	GMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.92%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000	$10,000
8/16	$10,673	$10,566	$10,879	$11,279	$11,144
8/17	$11,792	$11,674	$12,317	$12,533	$12,934
8/18	$13,399	$13,265	$15,191	$14,717	$15,553
8/19	$12,585	$12,460	$14,106	$13,250	$15,757
8/20	$12,035	$11,915	$15,064	$12,592	$19,135
8/21	$17,988	$17,808	$21,974	$19,204	$25,457
8/22	$16,268	$16,106	$18,559	$17,603	$22,076
8/23	$16,797	$16,629	$19,791	$18,614	$25,335
8/24	$19,562	$19,366	$23,229	$21,990	$31,957
8/25	$19,699	$19,502	$25,561	$24,063	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	0.70%	10.35%	7.01%
Class C Including sale charges	-0.31%	10.35%	7.01%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136625
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	GSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,079,800	$1,087,900	$1,127,882	$1,114,400
8/17	$1,206,245	$1,231,720	$1,253,286	$1,293,373
8/18	$1,386,337	$1,519,081	$1,471,712	$1,555,281
8/19	$1,317,020	$1,410,618	$1,324,995	$1,575,655
8/20	$1,273,953	$1,506,399	$1,259,228	$1,913,475
8/21	$1,925,708	$2,197,385	$1,920,439	$2,545,687
8/22	$1,760,867	$1,855,911	$1,760,295	$2,207,620
8/23	$1,837,113	$1,979,144	$1,861,399	$2,533,465
8/24	$2,162,649	$2,322,921	$2,198,970	$3,195,712
8/25	$2,202,875	$2,556,142	$2,406,260	$3,701,913

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	1.86%	11.57%	8.21%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Investor Class
Trading Symbol	GMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,784	$10,879	$11,279	$11,144
8/17	$12,026	$12,317	$12,533	$12,934
8/18	$13,809	$15,191	$14,717	$15,553
8/19	$13,092	$14,106	$13,250	$15,757
8/20	$12,656	$15,064	$12,592	$19,135
8/21	$19,108	$21,974	$19,204	$25,457
8/22	$17,449	$18,559	$17,603	$22,076
8/23	$18,196	$19,791	$18,614	$25,335
8/24	$21,406	$23,229	$21,990	$31,957
8/25	$21,774	$25,561	$24,063	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	1.72%	11.46%	8.08%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	GMCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,800	$10,879	$11,279	$11,144
8/17	$12,074	$12,317	$12,533	$12,934
8/18	$13,878	$15,191	$14,717	$15,553
8/19	$13,176	$14,106	$13,250	$15,757
8/20	$12,757	$15,064	$12,592	$19,135
8/21	$19,278	$21,974	$19,204	$25,457
8/22	$17,628	$18,559	$17,603	$22,076
8/23	$18,406	$19,791	$18,614	$25,335
8/24	$21,662	$23,229	$21,990	$31,957
8/25	$22,056	$25,561	$24,063	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	1.82%	11.57%	8.22%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136627
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class R
Trading Symbol	GMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$143	1.42%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,726	$10,879	$11,279	$11,144
8/17	$11,912	$12,317	$12,533	$12,934
8/18	$13,604	$15,191	$14,717	$15,553
8/19	$12,835	$14,106	$13,250	$15,757
8/20	$12,340	$15,064	$12,592	$19,135
8/21	$18,531	$21,974	$19,204	$25,457
8/22	$16,850	$18,559	$17,603	$22,076
8/23	$17,482	$19,791	$18,614	$25,335
8/24	$20,448	$23,229	$21,990	$31,957
8/25	$20,708	$25,561	$24,063	$37,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	1.27%	10.90%	7.54%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201810
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class P
Trading Symbol	GSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,370	$10,967	$10,788	$10,833
8/19	$9,846	$10,184	$9,713	$10,975
8/20	$9,533	$10,875	$9,231	$13,328
8/21	$14,399	$15,864	$14,078	$17,731
8/22	$13,174	$13,399	$12,904	$15,377
8/23	$13,745	$14,288	$13,645	$17,646
8/24	$16,187	$16,770	$16,119	$22,259
8/25	$16,481	$18,454	$17,639	$25,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	1.82%	11.57%	7.00%
Russell 2500® Index	10.04%	11.15%	8.65%
Russell 2500® Value Index	9.43%	13.82%	7.99%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 142,638,453
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,166,755
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs